Fair Value Measurement (Details) - Schedule of movements in level 2 liability $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of movements in level 2 liability [Abstract]
Balance as of December 31, 2020	$ 1,492
Gains (losses) recognized in profit or loss	3,373
Additions	7,518
Interest	60
Conversion	(10,697)
Adjustments arising from translating financial operation	(24)
Balance as of December,31 2021	1,722
Warrants [Member]
Schedule of movements in level 2 liability [Abstract]
Balance as of December 31, 2020	219
Gains (losses) recognized in profit or loss	(19)
Additions
Interest
Conversion
Adjustments arising from translating financial operation	(4)
Balance as of December,31 2021	196
SAFE [Member]
Schedule of movements in level 2 liability [Abstract]
Balance as of December 31, 2020	1,273
Gains (losses) recognized in profit or loss	2,330
Additions	4,161
Conversion	(6,680)
Adjustments arising from translating financial operation	(45)
Balance as of December,31 2021	1,039
Convertible loan [Member]
Schedule of movements in level 2 liability [Abstract]
Balance as of December 31, 2020
Gains (losses) recognized in profit or loss	612
Additions	3,047
Interest	60
Conversion	(3,361)
Adjustments arising from translating financial operation	(4)
Balance as of December,31 2021	354
Financial Liability [Member]
Schedule of movements in level 2 liability [Abstract]
Balance as of December 31, 2020
Gains (losses) recognized in profit or loss	450
Additions	310
Interest
Conversion	(656)
Adjustments arising from translating financial operation	29
Balance as of December,31 2021	$ 133